Basis of Presentation	6 Months Ended
Sep. 30, 2011
Basis of Presentation
NOTE 1 – Basis of Presentation

The unaudited interim financial statements of VGTel, Inc. (the “Company”) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q of Article 10 of Regulations S-X in the United States of America and are presented in United States dollars. They do not include all information and footnotes required by United States generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to the financial statements for the year ended March 31, 2011 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.

The interim unaudited financial statements should be read in conjunction with those financial statements included in Form 10-K. In the opinion of Management, all adjustments considered necessary for fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the three months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending March 31, 2012.

The Company spun off its prior telemarketing software business in January 2011 in contemplation of a merger with a private operating entity which did not materialize.  The Company re-entered the development stage for reporting purposes beginning April 1, 2011.